UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-130192-17


                 J.P. Morgan Mortgage Acquisition Trust 2006-NC2
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       56-2608604, 56-2608605, 56-2608607
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-NC2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
  A1A            [   ]           [   ]           [ x ]
  A1B            [   ]           [   ]           [ x ]
  A2             [   ]           [   ]           [ x ]
  A3             [   ]           [   ]           [ x ]
  A4             [   ]           [   ]           [ x ]
  A5             [   ]           [   ]           [ x ]
  M1             [   ]           [   ]           [ x ]
  M2             [   ]           [   ]           [ x ]
  M3             [   ]           [   ]           [ x ]
  M4             [   ]           [   ]           [ x ]
  M5             [   ]           [   ]           [ x ]
  M6             [   ]           [   ]           [ x ]
  M7             [   ]           [   ]           [ x ]
  M8             [   ]           [   ]           [ x ]
  M9             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC2. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                         J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    November 7, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC2 relating to the October 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC2
                                 October 25, 2006

                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

            J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC2
                                 October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED   PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST   BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      223,083,000.00    213,970,540.99    12,671,216.38     973,565.96       13,644,782.34     0.00     0.00    201,299,324.61
A1B       55,771,000.00     53,492,875.04     3,167,818.29     245,621.45        3,413,439.74     0.00     0.00     50,325,056.75
A2       237,200,000.00    214,809,085.89    23,528,470.28     961,270.66       24,489,740.94     0.00     0.00    191,280,615.61
A3        77,300,000.00     77,300,000.00             0.00     350,426.67          350,426.67     0.00     0.00     77,300,000.00
A4        74,700,000.00     74,700,000.00             0.00     341,130.00          341,130.00     0.00     0.00     74,700,000.00
A5        38,262,000.00     38,262,000.00             0.00     177,918.30          177,918.30     0.00     0.00     38,262,000.00
M1        41,715,000.00     41,715,000.00             0.00     194,670.00          194,670.00     0.00     0.00     41,715,000.00
M2        47,877,000.00     47,877,000.00             0.00     224,622.93          224,622.93     0.00     0.00     47,877,000.00
M3        13,747,000.00     13,747,000.00             0.00      64,725.46           64,725.46     0.00     0.00     13,747,000.00
M4        20,383,000.00     20,383,000.00             0.00      96,819.25           96,819.25     0.00     0.00     20,383,000.00
M5        20,857,000.00     20,857,000.00             0.00      99,418.37           99,418.37     0.00     0.00     20,857,000.00
M6        10,902,000.00     10,902,000.00             0.00      52,511.30           52,511.30     0.00     0.00     10,902,000.00
M7        17,539,000.00     17,539,000.00             0.00      89,595.06           89,595.06     0.00     0.00     17,539,000.00
M8        10,902,000.00     10,902,000.00             0.00      56,781.25           56,781.25     0.00     0.00     10,902,000.00
M9        15,169,000.00     15,169,000.00             0.00      90,129.14           90,129.14     0.00     0.00     15,169,000.00
P                100.00            100.00             0.00     184,345.07          184,345.07     0.00     0.00            100.00
R                  0.00              0.00             0.00           0.00                0.00     0.00     0.00              0.00
TOTALS   905,407,100.00    871,625,601.92    39,367,504.95   4,203,550.87       43,571,055.82     0.00     0.00    832,258,096.97
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        948,076,340.00    914,294,841.89             0.00   1,881,488.32        1,881,488.32     0.00     0.00    874,927,336.93
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       46629HAA4     959.15215857     56.80045714          4.36414232          61.16459945       902.35170143       5.460000%
A1B       46629HAB2     959.15215865     56.80045705          4.40410697          61.20456402       902.35170160       5.510000%
A2        46629FAA8     905.60322888     99.19253912          4.05257445         103.24511358       806.41068976       5.370000%
A3        46629FAB6   1,000.00000000      0.00000000          4.53333338           4.53333338     1,000.00000000       5.440000%
A4        46629FAC4   1,000.00000000      0.00000000          4.56666667           4.56666667     1,000.00000000       5.480000%
A5        46629FAD2   1,000.00000000      0.00000000          4.65000000           4.65000000     1,000.00000000       5.580000%
M1        46629FAE0   1,000.00000000      0.00000000          4.66666667           4.66666667     1,000.00000000       5.600000%
M2        46629FAF7   1,000.00000000      0.00000000          4.69166677           4.69166677     1,000.00000000       5.630000%
M3        46629FAG5   1,000.00000000      0.00000000          4.70833346           4.70833346     1,000.00000000       5.650000%
M4        46629FAH3   1,000.00000000      0.00000000          4.75000000           4.75000000     1,000.00000000       5.700000%
M5        46629FAJ9   1,000.00000000      0.00000000          4.76666683           4.76666683     1,000.00000000       5.720000%
M6        46629FAK6   1,000.00000000      0.00000000          4.81666667           4.81666667     1,000.00000000       5.780000%
M7        46629FAL4   1,000.00000000      0.00000000          5.10833343           5.10833343     1,000.00000000       6.130000%
M8        46629FAM2   1,000.00000000      0.00000000          5.20833333           5.20833333     1,000.00000000       6.250000%
M9        46629FAN0   1,000.00000000      0.00000000          5.94166656           5.94166656     1,000.00000000       7.130000%
P         46629JAB8   1,000.00000000      0.00000000  1,843,450.70000000   1,843,450.70000000     1,000.00000000       0.000000%
TOTALS                  962.68916151     43.48044648          4.64271914          48.12316561       919.20871503
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46629JAA0     964.36837765      0.00000000          1.98453251           1.98453251       922.84481747       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC2
                                October 25, 2006
Dates:
Record Date                                                                                          10/24/06
Determination Date                                                                                   10/16/06
Distribution Date                                                                                    10/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                               328,405.54
Group 1                                                                                            158,216.83
Group 2                                                                                            170,188.71

Principal Prepayments (Total)                                                                   38,997,920.50
Group 1                                                                                          5,933,846.94
Group 2                                                                                          8,273,016.13

Curtailments (Total)                                                                                40,944.31
Group 1                                                                                             15,090.86
Group 2                                                                                             25,853.45

Curtailment Interest Adjustments (Total)                                                               234.60
Group 1                                                                                                 62.95
Group 2                                                                                                171.65

Repurchase Principal (Total)                                                                    24,791,057.43
Group 1                                                                                          9,731,817.09
Group 2                                                                                         15,059,240.34

Substitution Amounts (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Net Liquidation Proceeds (Total)                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00
Other Principal Adjustments (Total)                                                                      0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Interest Funds:
Gross Interest                                                                                   6,349,705.18
Group 1                                                                                          2,480,129.81
Group 2                                                                                          3,869,575.37

Servicing Fees                                                                                     380,956.18
Group 1                                                                                            151,212.95
Group 2                                                                                            229,743.23

Trustee Fees                                                                                         3,047.64
Group 1                                                                                              1,209.72
Group 2                                                                                              1,837.92

Custodian Fee                                                                                        1,523.82
Group 1                                                                                                604.85
Group 2                                                                                                918.97

Trust Oversight Manager Fees                                                                        11,428.69
Group 1                                                                                              4,536.39
Group 2                                                                                              6,892.30
Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                          29
Group 1                                                                                                    15
Group 2                                                                                                    14

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected               5,966,756.87
Group 1                                                                                          2,650,266.85
Group 2                                                                                          3,316,490.02

Amount of Prepayment Penalties Collected                                                           184,345.07
Group 1                                                                                             84,632.23
Group 2                                                                                             99,712.84
Available Remitance Amount                                                                      45,320,253.80

Principal Remittance Amount (Total)                                                             39,367,504.95
Group 1                                                                                         15,839,034.67
Group 2                                                                                         23,528,470.28

Interest Remittance Amount (Total)                                                               5,952,748.85
Group 1                                                                                          2,322,565.90
Group 2                                                                                          3,630,182.95

Pool Detail:
Beginning Number of Loans Outstanding                                                                   4,682
Group 1                                                                                                 2,109
Group 2                                                                                                 2,573

Ending Number of Loans Outstanding                                                                      4,502
Group 1                                                                                                 2,026
Group 2                                                                                                 2,476

Beginning Aggregate Loan Balance                                                               914,294,842.25
Group 1                                                                                        362,911,048.19
Group 2                                                                                        551,383,794.06

Ending Aggregate Loan Balance                                                                  874,927,337.29
Group 1                                                                                        347,072,013.52
Group 2                                                                                        527,855,323.77

Current Advances                                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Aggregate Advances                                                                                       0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Weighted Average Remaning Term To Maturity                                                                354
Group 1                                                                                                   353
Group 2                                                                                                   354

Weighted Average Net Mortgage Rate                                                                   7.74458%
Group 1                                                                                              7.61053%
Group 2                                                                                              7.83281%

Interest Accrual Period
Start Date                                                                                 September 25, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           30


  Delinquent Mortgage Loans
           Group 1
          Category             Number      Principal Balance         Percentage
           1 Month               55             9,232,875.81              2.66%
           2 Month               15             2,640,552.99              0.76%
           3 Month               15             2,095,187.96              0.60%
            Total                85            13,968,616.76              4.02%
  Delinquent Mortgage Loans
           Group 2
          Category             Number      Principal Balance         Percentage
           1 Month               69            14,872,348.42              2.82%
           2 Month               31             7,744,563.11              1.47%
           3 Month               29             6,979,343.82              1.32%
             Total              129            29,596,255.35              5.61%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

 Bankruptcies
 Group Number     Number of Loans  Principal Balance   Percentage
          1              9             1,407,517.52        0.41%
          2              3               399,427.97        0.08%
     Total              12             1,806,945.49        0.21%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              9
Principal Balance of Bankruptcy Loans that are Current                                        1,407,517.52
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         9
Total Principal Balance of Bankruptcy Loans                                                   1,407,517.52

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              3
Principal Balance of Bankruptcy Loans that are Current                                          399,427.97
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         3
Total Principal Balance of Bankruptcy Loans                                                     399,427.97


  Foreclosures
  Group Number    Number of Loans  Principal Balance   Percentage
          1              0                     0.00         0.00%
          2              0                     0.00         0.00%
     Total               0                     0.00         0.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                  0.00
Total Number of Foreclosure Loans                                                                        0
Total Principal Balance of Foreclosure Loans                                                          0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                  0.00
Total Number of Foreclosure Loans                                                                        0
Total Principal Balance of Foreclosure Loans                                                          0.00

 REO Properties
  Group Number   Number of Loans  Principal Balance     Percentage
           1            0                     0.00           0.00%
           2            0                     0.00           0.00%
      Total             0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

 REO Property Scheduled Balance
          Group Number      Loan Number    REO Date  Schedule Principal Balance
                                                                           0.00
              Total                                                        0.00

Principal Payoffs by Group occured in this Distribution
          Group Number    Number of Loans    Principal Balance        Percentage
                   1             0               15,665,664.03             4.51%
                   2             0               23,332,256.47             4.42%
              Total              0               38,997,920.50             4.46%

Realized Loss Group Report
       Group Number    Current Loss    Cumulative Loss  Ending Balance   Balance of Liquidated Loans   Net Liquidation Proceeds
             1                  0.00              0.00  347,072,013.52                        0.00                     0.00
             2                  0.00              0.00  527,855,323.77                        0.00                     0.00
           TOTAL                0.00              0.00  874,927,337.29                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                      0.00
Group 1                                                                                             0.00
Group 2                                                                                             0.00

Cumulative Realized Losses - Reduced by Recoveries                                                  0.00
Group 1                                                                                             0.00
Group 2                                                                                             0.00

Current Applied Losses                                                                              0.00
Cumulative Applied Losses                                                                           0.00

Trigger Event         (Effective September 2009)                                                      NO
TEST I - Trigger Event Occurrence                                                                     NO
(Is Delinquency Percentage > 31.37% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                          2.43067%
31.37% of of Senior Enhancement Percetage                                                       8.66817%
OR
TEST II - Trigger Event Occurrence                                                                    NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                            0.00000%
Required Cumulative Loss %                                                                      0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                      42,663,435.32
Ending Overcollateralization Amount                                                        42,669,240.32
Ending Overcollateralization Deficiency                                                             0.00
Overcollateralization Release Amount                                                                0.00
Monthly Excess Interest                                                                     1,881,488.32
Payment to Class C                                                                          1,881,488.32

Certificate Interest Shortfall Detail:
Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                       0.00
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Interest Carryforward Amount Occured This Period                                                    0.00
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-3                                                                                           0.00
Class A-2                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                           52,054.74
Net Swap Payment Paid                                                                          52,054.74
Net Swap Receipt Due                                                                                0.00

Beginning Balance                                                                               1,000.00
Additions to the Swap Account                                                                  52,054.74
Withdrawals from the Swap Account                                                              52,054.74
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                               1,000.00
Additions to the Basis Risk Reserve Fund                                                            0.00
Divident Earnings on the Basis Risk Reserve Fund                                                    0.00
Withdrawals from the Basis Risk Reserve Fund                                                        0.00
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Interest Carryover Amount Paid This Period
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Remaining Interest Carryover Amount
Class A-1a                                                                                          0.00
Class A-1b                                                                                          0.00
Class A-2                                                                                           0.00
Class M-1                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                       0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                               0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                               0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                  0.00

Total Relief Act Interest Shortfall occured this distribution                                       0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                               0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                               0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                  0.00

Available Net Funds Cap to Libor Certificates                                                   7.744584

One-Month LIBOR for Such Distribution Date                                                      5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                      5.460000
Class A-1b                                                                                      5.510000
Class A-2                                                                                       5.370000
Class A-3                                                                                       5.440000
Class A-4                                                                                       5.480000
Class A-5                                                                                       5.580000
Class M-1                                                                                       5.600000
Class M-2                                                                                       5.630000
Class M-3                                                                                       5.650000
Class M-4                                                                                       5.700000
Class M-5                                                                                       5.720000
Class M-6                                                                                       5.780000
Class M-7                                                                                       6.130000
Class M-8                                                                                       6.250000
Class M-9                                                                                       7.130000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Deferred Amount Paid This Period                                                                    0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Deferred Amount Occured This Period                                                                 0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00



Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.